Note Payable - Short Term	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
6.	Note Payable – Short Term –

The Company’s short-term debt is as follows:

	December 31,
	2011	2010
Note payable to WERCS with interest payable monthly at the fixed rate of 12%. The note was extended to April 1, 2012, is collateralized by substantially all assets of WFL and shares of stock of WFL, and contains certain financial and compliance covenants, as defined.	$1,000,000	$2,000,000
	$1,000,000	$2,000,000